Performance Management	Jul. 31, 2025
Kansas Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.94% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.63% (quarter ended March 31, 2022). The Fund’s calendar year-to-date total return as of September 30, 2025 was 1.32%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	1.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.63%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below presents the Fund’s average annual total returns for Class A shares over 1-, 5-, and 10-year periods, and for Class I shares over 1- and 5-year periods and since inception, compared with a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (Inception date: November 15, 1990)
Return Before Taxes	-3.50%	-0.90%	0.79%	—
Return After Taxes on Distributions	-3.47%	-0.90%	0.79%	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.02%	-0.19%	1.17%	—

Class I (Inception date: November 1, 2017)
Return Before Taxes	-0.92%	-0.14%	—	0.89%

Bloomberg U.S. Municipal Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.05%	0.99%	2.25%	1.97% (Class I)

(1)	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Maine Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.29% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.55% (quarter ended March 31, 2022). The Fund’s calendar year-to-date total return as of September 30, 2025 was 1.24%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	1.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below presents the Fund’s average annual total returns for Class A shares over 1-, 5-, and 10-year periods, and for Class I shares over 1- and 5-year periods and since inception, compared with a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (Inception date: December 5, 1991)
Return Before Taxes	-2.60%	-1.14%	0.36%	—
Return After Taxes on Distributions	-2.57%	-1.14%	0.36%	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.31%	-0.37%	0.79%	—

Class I (Inception date: November 1, 2017)
Return Before Taxes	0.15%	-0.37%	—	0.50%

Bloomberg U.S. Municipal Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.05%	0.99%	2.25%	1.97% (Class I)

(1)	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Nebraska Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.82% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.08% (quarter ended March 31, 2022). The Fund’s calendar year-to-date total return as of September 30, 2025 was 0.99%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	0.99%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	6.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.08%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below presents the Fund’s average annual total returns for Class A shares over 1-, 5-, and 10-year periods, and for Class I shares over 1- and 5-year periods and since inception, compared with a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (Inception date: November 17, 1993)
Return Before Taxes	-3.09%	-1.10%	0.66%	—
Return After Taxes on Distributions	-3.06%	-1.10%	0.66%	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.64%	-0.36%	1.03%	—

Class I (Inception date: November 1, 2017)
Return Before Taxes	-0.43%	-0.36%	—	0.72%

Bloomberg U.S. Municipal Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.05%	0.99%	2.25%	1.97% (Class I)

(1)	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Oklahoma Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.77% (quarter ended December 31, 2023) and the lowest return for a quarter was -6.57% (quarter ended March 31, 2022). The Fund’s calendar year-to-date total return as of September 30, 2025 was 2.44%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	2.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.77%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(6.57%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below presents the Fund’s average annual total returns for Class A shares over 1-, 5-, and 10-year periods, and for Class I shares over 1- and 5-year periods and since inception, compared with a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (Inception date: September 25, 1996)
Return Before Taxes	-3.01%	-0.98%	0.82%	—
Return After Taxes on Distributions	-2.98%	-0.98%	0.82%	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.59%	-0.27%	1.14%	—

Class I (Inception date: November 1, 2017)
Return Before Taxes	-0.25%	-0.23%	—	0.86%

Bloomberg U.S. Municipal Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.05%	0.99%	2.25%	1.97% (Class I)

(1)	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Viking Tax-Free Fund for Montana
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.12% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.96% (quarter ended March 31, 2022). The Fund’s calendar year-to-date total return as of September 30, 2025 was 1.65%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	1.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	7.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below presents the Fund’s average annual total returns for Class A shares over 1-, 5-, and 10-year periods, and for Class I shares over 1- and 5-year periods and since inception, compared with a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (Inception date: August 3, 1999)
Return Before Taxes	-2.68%	-0.64%	0.90%	—
Return After Taxes on Distributions	-2.65%	-0.64%	0.90%	—
Return After Taxes on Distributions and Sale of Fund Shares	-1.39%	0.01%	1.24%	—

Class I (Inception date: August 1, 2016)
Return Before Taxes	0.08%	0.11%	—	0.88%

Bloomberg U.S. Municipal Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.05%	0.99%	2.25%	1.77% (Class I)

(1)	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262
Viking Tax-Free Fund for North Dakota
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Per Share Total Return per Calendar Year
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 8.64% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.31% (quarter ended March 31, 2022). The Fund’s calendar year-to-date total return as of September 30, 2025 was 0.82%.

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	0.82%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	8.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.31%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

The table below presents the Fund’s average annual total returns for Class A shares over 1-, 5-, and 10-year periods, and for Class I shares over 1- and 5-year periods and since inception, compared with a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Does Reflect Sales Loads	The return information below reflects applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years	Since Inception
Class A (Inception date: August 3, 1999)
Return Before Taxes	-4.44%	-1.41%	0.47%	—
Return After Taxes on Distributions	-4.40%	-1.41%	0.47%	—
Return After Taxes on Distributions and Sale of Fund Shares	-2.69%	-0.56%	0.91%	—

Class I (Inception date: August 1, 2016)
Return Before Taxes	-1.72%	-0.69%	—	0.33%

Bloomberg U.S. Municipal Bond Index(1) (reflects no deduction for fees, expenses, or taxes)	1.05%	0.99%	2.25%	1.77% (Class I)

(1)	The Bloomberg U.S. Municipal Bond Index is an unmanaged index that includes investment-grade, tax-exempt, and fixed-rate bonds with maturities greater than two years selected from issues larger than $75 million.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares of the Fund only; after-tax returns for Class I shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.integrityvikingfunds.com
Performance Availability Phone [Text]	800-276-1262